UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Brian C. Janssen

EuroPacific Growth Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2019

Tap into the growth
potential of
international equities

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–5.02%	3.42%	5.08%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.83% for Class A shares as of the prospectus dated June 1, 2019.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

In a six-month span marked by rising U.S.-China trade tensions, EuroPacific Growth Fund generated solid returns and exceeded its primary benchmark for the period ended September 30, 2019.

The fund gained 2.04% for shareholders who reinvested dividends and capital gains. This result surpassed the 1.13% increase recorded by the fund’s primary benchmark, the MSCI All Country World Index ex USA, which reflects the returns of more than 40 developed and developing country stock markets.

EuroPacific Growth outpaced its peer group, as well, reflected by the Lipper International Funds Average, which rose 1.75% during the six-month period. The fund lagged the return of the MSCI EAFE (Europe, Australasia, Far East) Index, which advanced 2.57%. Over longer time frames, the fund’s results compare favorably to the indexes and the peer group, as shown in the table below.

Results at a glance

For periods ended September 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	2.04%	0.78%	4.65%	5.70%	10.38%
MSCI ACWI (All Country World Index) ex USA[1,2]	1.13	–1.23	2.90	4.45	8.42
MSCI EAFE (Europe, Australasia, Far East) Index[1,3]	2.57	–1.34	3.27	4.90	8.01
Lipper International Funds Average[4]	1.75	–2.42	2.94	4.81	8.41

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: MSCI.
[2]	From April 16, 1984, through December 31, 1987, the MSCI EAFE (Europe, Australasia, Far East) Index was used because the MSCI ACWI (All Country World Index) ex USA did not yet exist. Since January 1, 1988, the MSCI ACWI ex USA has been used. The MSCI EAFE Index reflects dividends net of withholding taxes. The MSCI ACWI ex USA reflects dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	This index was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

EuroPacific Growth Fund	1

Markets rise despite trade tensions

International equity markets advanced during the April-to-September period in the face of an escalating trade war between the U.S. and China. Investor sentiment fluctuated sharply based on indications of progress or setbacks in U.S.-China trade negotiations. Shifting monetary policy also played a significant role. After raising interest rates in the fourth quarter of 2018, the U.S. Federal Reserve reversed course in July 2019 and cut rates for the first time in a decade. The European Central Bank and many others around the world did the same, slashing rates amid worsening trade disputes and signs of a weakening global economy.

European stocks rose despite sluggish economic growth and political turmoil in several countries. In July, U.K. Prime Minister Theresa May resigned after British lawmakers couldn’t agree on a plan to exit the European Union. Meanwhile, Germany teetered on the verge of recession as its export-oriented economy suffered from trade disruptions. Japanese stocks advanced as higher consumer spending helped to offset weak manufacturing activity. China’s slowing economy weighed on world markets, particularly emerging markets stocks. U.S. markets enjoyed some of the strongest gains, hitting a series of record highs over the summer.

Most sectors rise

Most sectors within the ACWI ex USA index rose for the six-month period, led by a 6.29% gain in the information technology sector. Semiconductor and semiconductor equipment stocks rose sharply, rebounding from a tough 2018. The successful launch of Apple’s new iPhone 11 helped to boost the companies involved in the mobile-device global supply chain. Consumer staples and utilities stocks also enjoyed significant gains as some investors rotated into more defensive-oriented, dividend-paying stocks, given widespread indications of weakening global economic growth.

Real estate stocks declined, weighed down by regional challenges at property companies in Germany and China. Energy and materials stocks also fell as investor worries about the health of the global economy sent oil and other commodities prices lower. Communication services stocks fell, hurt by sliding share prices among Chinese gaming companies. The financials sector was essentially flat as bank profitability was impaired by negative interest rates in Europe, Japan and elsewhere.

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(percent invested by country of domicile)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific Growth Fund		MSCI ACWI ex USA Index[2]
	(9/30/2019)	(3/31/2019)	(9/30/2019)
Europe
Eurozone[3]	21.4%	20.2%	21.5%
United Kingdom	7.8	9.2	11.0
Switzerland	3.6	3.6	6.3
Denmark	2.0	1.9	1.2
Russian Federation	.6	.5	1.0
Other Europe	.6	.4	2.8
	36.0	35.8	43.8

Pacific Basin
Japan	14.0	12.7	16.4
China	8.4	9.6	8.3
Hong Kong	4.8	5.7	2.4
South Korea	3.5	4.3	3.2
Canada	3.3	3.8	7.0
United States	2.0	2.2	—
Taiwan	1.7	1.9	3.0
Australia	1.3	1.1	4.7
Thailand	.8	.9	.8
Philippines	.4	.5	.3
Other Pacific Basin	1.1	1.0	3.1
	41.3	43.7	49.2

Other
India	8.5	8.6	2.2
Brazil	4.8	4.2	2.0
South Africa	.5	.7	1.2
Israel	.3	.5	.4
Other countries	—	.2	1.2
	14.1	14.2	7.0

Short-term securities & other assets less liabilities	8.6	6.3	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

Inside the portfolio

Select investments in the communication services sector boosted returns relative to the fund’s primary benchmark. Nintendo shares rallied on the Japanese gaming giant’s announcement that it had secured a deal to sell the Switch console in China. Information technology stocks contributed positively to results, led by strong returns from Dutch semiconductor equipment maker ASML. Shares of ASML rallied on the increasing use of its cutting-edge EUV lithography technology to create advanced microchips. Elsewhere in the sector, shares of PagSeguro Digital and Taiwan Semiconductor Manufacturing rose significantly.

Investments in the health care and financials sectors also lifted the fund’s returns. Daiichi Sankyo shares rallied on strong quarterly earnings and investor optimism for its oncology drug pipeline. Among financials stocks, shares of Kotak Mahindra advanced as the Indian bank continued to enjoy a rapidly growing customer base and an expanding loan book. In the consumer discretionary sector, Chinese e-commerce firm Meituan Dianping rose sharply on the soaring popularity of its food delivery services.

Stocks in the materials industry were among the largest detractors amid a broad decline in commodities prices and other setbacks. Shares of Brazilian mining giant Vale declined in the aftermath of a fatal dam collapse. Shares of Canadian miner Teck Resources fell on lower copper and zinc prices, in part due to less demand from China. Among drug companies, shares of Teva Pharmaceuticals fell sharply due to rising competition in generic drug markets and lawsuits stemming from the opioid crisis. Elsewhere in the portfolio, Alibaba and Yamato Holdings were also among the biggest detractors.

Looking ahead

International equity markets have remained resilient this year in the face of daunting circumstances, including trade uncertainty, rising political risk and slowing economic growth in key regions of the world. Moving into 2020, we expect a challenging investment environment to be further strained by a contentious U.S. presidential election. Given these events, we are cautious about the outlook for 2020. However, we remain optimistic about the specific companies we have chosen for this portfolio through fundamental, bottom-up security selection. We believe our long-term investment horizon provides a powerful advantage, allowing us to invest through difficult markets and find attractively priced companies that we think will do well over many years.

4	EuroPacific Growth Fund

From a macroeconomic perspective, accommodative monetary policy around the world should help provide some boost to global economic growth. Low interest rates and other stimulus measures are supportive of higher valuations in the equity markets. We are also encouraged by initial signs of a limited trade truce between the U.S. and China, and we are hopeful that damaging tariffs and other trade restrictions can be meaningfully reduced in the years ahead since they have clearly taken a toll on the global economy.

We thank you for your commitment to the EuroPacific Growth Fund, and we look forward to reporting to you again in six months.

Sincerely,

Carl Kawaja
Co-President

Christopher Thomsen
Co-President

November 11, 2019

For current information about the fund, visit capitalgroup.com.

EuroPacific Growth Fund	5

Summary investment portfolio September 30, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	21.43%
Japan	14.04
India	8.47
China	8.44
United Kingdom	7.81
Brazil	4.77
Hong Kong	4.75
Switzerland	3.64
South Korea	3.51
Other countries	14.57
Short-term securities & other assets less liabilities	8.57
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 89.91%	Shares	Value (000)
Financials 15.57%
HDFC Bank Ltd.	211,861,504	$3,669,449
HDFC Bank Ltd. (ADR)	12,206,296	696,369
AIA Group Ltd.	429,917,600	4,061,829
Kotak Mahindra Bank Ltd.	94,883,478	2,201,690
Prudential PLC	55,816,599	1,012,282
B3 SA - Brasil, Bolsa, Balcao	87,375,000	917,501
London Stock Exchange Group PLC	9,464,216	850,412
Barclays PLC	418,872,724	774,598
Sberbank of Russia PJSC (ADR)	53,567,881	759,325
Other securities		9,733,534
		24,676,989

Consumer discretionary 13.54%
Alibaba Group Holding Ltd. (ADR)[1]	20,114,042	3,363,671
MercadoLibre, Inc.[1,2]	3,570,301	1,968,057
LVMH Moët Hennessy-Louis Vuitton SE	4,623,547	1,837,630
adidas AG	4,334,468	1,349,512
Galaxy Entertainment Group Ltd.	211,181,000	1,313,532

6	EuroPacific Growth Fund

	Shares	Value (000)
Sony Corp.	19,034,500	$1,117,336
EssilorLuxottica	7,329,559	1,056,526
Meituan Dianping, Class B1	81,882,758	836,828
Other securities		8,608,570
		21,451,662

Information technology 13.05%
ASML Holding NV	12,454,648	3,084,906
Samsung Electronics Co., Ltd.	62,352,400	2,556,858
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	232,275,329	2,034,175
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,225,369	382,315
SK hynix, Inc.	26,363,000	1,811,678
Keyence Corp.	2,915,200	1,803,717
PagSeguro Digital Ltd., Class A1,2	26,160,112	1,211,475
Amadeus IT Group SA, Class A, non-registered shares	15,703,586	1,124,872
SAP SE	9,335,503	1,097,704
Tokyo Electron Ltd.	3,724,000	708,292
Other securities		4,868,838
		20,684,830

Industrials 11.25%
Airbus SE, non-registered shares	31,874,875	4,141,249
Recruit Holdings Co., Ltd.	54,320,101	1,650,829
Safran SA	6,413,653	1,009,787
Melrose Industries PLC[2]	339,320,636	841,099
MTU Aero Engines AG2	2,850,916	757,573
International Consolidated Airlines Group, SA (CDI)[2]	128,758,881	751,999
Other securities		8,681,500
		17,834,036

Health care 8.94%
Daiichi Sankyo Co., Ltd.[2]	39,235,300	2,468,966
Novartis AG	20,069,961	1,740,248
AstraZeneca PLC	12,344,525	1,102,090
Chugai Pharmaceutical Co., Ltd.	13,039,758	1,013,031
Koninklijke Philips NV	17,999,428	833,785
Takeda Pharmaceutical Co. Ltd.	21,638,353	738,456
Alcon Inc.[1]	11,532,569	672,507
CSL Ltd.	4,147,828	654,233
Other securities		4,949,967
		14,173,283

Materials 7.47%
Vale SA, ordinary nominative (ADR)	183,692,520	2,112,464
Vale SA, ordinary nominative	53,432,374	614,062
Koninklijke DSM NV	7,680,931	924,250
Sika AG	5,370,054	785,560
Asahi Kasei Corp.[2]	77,119,742	758,894
Teck Resources Ltd., Class B	42,345,128	686,548
Other securities		5,954,732
		11,836,510

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.48%
Nestlé SA	12,265,366	$1,330,689
Kweichow Moutai Co., Ltd., Class A	5,335,275	859,516
Pernod Ricard SA	4,392,773	782,343
British American Tobacco PLC	19,516,434	721,693
Other securities		4,997,601
		8,691,842

Energy 5.31%
Reliance Industries Ltd.	200,935,942	3,777,359
Cenovus Energy Inc. (CAD denominated)[2]	86,718,436	813,609
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	53,126,910	768,746
Canadian Natural Resources, Ltd. (CAD denominated)	23,434,108	623,506
Canadian Natural Resources, Ltd.	4,330,337	115,317
Other securities		2,315,474
		8,414,011

Communication services 5.11%
Nintendo Co., Ltd.[2]	10,331,826	3,824,089
Tencent Holdings Ltd.	41,134,911	1,733,002
SoftBank Group Corp.	27,200,100	1,066,621
Other securities		1,477,797
		8,101,509

Utilities 2.98%
Ørsted AS	17,373,818	1,614,636
China Gas Holdings Ltd.	207,466,600	802,051
ENN Energy Holdings Ltd.[2]	72,941,000	754,751
Other securities		1,552,089
		4,723,527

Real estate 1.21%
Other securities		1,912,834

Total common stocks (cost: $102,273,546,000)		142,501,033

Preferred securities 1.37%
Financials 0.45%
Itaú Unibanco Holding SA, preferred nominative (ADR)	84,467,457	710,371

Consumer discretionary 0.42%
Volkswagen AG, nonvoting preferred shares	3,886,532	661,090

Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,440,000	80,575

Other 0.45%
Other securities		718,047

Total preferred securities (cost: $1,963,177,000)		2,170,083

8	EuroPacific Growth Fund

Rights & warrants 0.08%	Shares	Value (000)
Health care 0.08%
Other securities		$120,913

Total rights & warrants (cost: $83,560,000)		120,913

Bonds, notes & other debt instruments 0.07%	Principal amount (000)
Other 0.07%
Other securities		109,276

Total bonds, notes & other debt instruments (cost: $116,788,000)		109,276

Short-term securities 8.22%	Shares
Money market investments 8.12%
Capital Group Central Cash Fund 2.07%[2,4]	128,659,990	12,864,712

	Principal amount (000)
Other short-term securities 0.10%
Other securities		164,264

Total short-term securities (cost: $13,310,682,000)		13,028,976
Total investment securities 99.65% (cost: $117,747,753,000)		157,930,281
Other assets less liabilities 0.35%		557,414

Net assets 100.00%		$158,487,695

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $126,990,000, which represented .08% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $1,836,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 9/30/2019 (000)
USD71,199	GBP57,139	Citibank	10/18/2019	$888
USD82,509	INR5,925,000	HSBC Bank	10/18/2019	(929)
USD40,614	INR2,925,000	JPMorgan Chase	10/21/2019	(562)

EuroPacific Growth Fund	9

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 9/30/2019 (000)
USD62,748	INR4,462,500	Citibank	10/29/2019	$(13)
USD125,826	GBP100,572	Citibank	11/6/2019	1,972
				$1,356

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended September 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 13.67%
Consumer discretionary 2.34%
MercadoLibre, Inc.[1]	3,424,500	155,000	9,199	3,570,301
Melco Resorts & Entertainment Ltd. (ADR)	32,297,140	575,000	88,299	32,783,841
Just Eat PLC[1]	54,396,000	—	8,115,650	46,280,350
Ryohin Keikaku Co., Ltd.	2,164,000	16,380,900	343,900	18,201,000
Takeaway.com NV1	—	3,176,472	8,532	3,167,940
ASOS PLC[1]	5,897,884	—	1,400,497	4,497,387
Galaxy Entertainment Group Ltd.[5]	224,749,000	17,726,000	31,294,000	211,181,000
GVC Holdings PLC[5]	31,312,683	—	6,300,885	25,011,798
Information technology 1.14%
PagSeguro Digital Ltd., Class A1	24,308,238	1,922,333	70,459	26,160,112
Halma PLC	22,653,157	2,090,072	66,283	24,676,946
Industrials 2.11%
Melrose Industries PLC	290,421,746	49,679,000	780,110	339,320,636
MTU Aero Engines AG	3,144,000	—	293,084	2,850,916
International Consolidated Airlines Group, SA (CDI)	129,105,675	—	346,794	128,758,881
Rentokil Initial PLC	53,636,506	44,072,132	185,642	97,522,996
DCC PLC	4,784,045	258,000	13,003	5,029,042
Yamato Holdings Co., Ltd.[3,5]	25,518,093	178,692	25,696,785	—
Health care 2.05%
Daiichi Sankyo Co., Ltd.	34,141,000	5,200,000	105,700	39,235,300
Hikma Pharmaceuticals PLC	14,615,045	—	39,258	14,575,787
Teva Pharmaceutical Industries Ltd. (ADR)[1]	52,991,159	3,000,000	150,399	55,840,760
GW Pharmaceuticals PLC (ADR)[1,5]	1,816,499	—	1,295,403	521,096
NMC Health PLC[5]	12,262,303	—	2,651,089	9,611,214
Materials 1.16%
Asahi Kasei Corp.	76,292,742	1,032,000	205,000	77,119,742
Chr. Hansen Holding A/S	7,314,000	—	19,646	7,294,354
First Quantum Minerals Ltd.	54,022,483	1,128,000	148,141	55,002,342
Consumer staples 0.37%
KOSÉ Corp.	1,048,500	2,409,700	5,900	3,452,300

10	EuroPacific Growth Fund

	Beginning shares	Additions	Reductions	Ending shares
Energy 0.93%
Cenovus Energy Inc. (CAD denominated)	69,818,000	17,134,000	233,564	86,718,436
Oil Search Ltd.	94,187,800	4,920,000	266,216	98,841,584
Tourmaline Oil Corp.	16,547,000	—	44,447	16,502,553
Communication services 2.69%
Nintendo Co., Ltd.	9,070,426	1,289,200	27,800	10,331,826
Altice Europe NV, Class A1	62,627,628	6,186,569	184,844	68,629,353
Altice Europe NV, Class B1	14,777,869	—	39,695	14,738,174
Utilities 0.88%
ENN Energy Holdings Ltd.	77,627,000	—	4,686,000	72,941,000
China Resources Gas Group Ltd.	76,616,000	53,834,000	328,000	130,122,000
Short-term securities 8.12%
Money market investments 8.12%
Capital Group Central Cash Fund 2.07%[4]	93,044,336	85,437,938	49,822,284	128,659,990

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 13.67%
Consumer discretionary 2.34%
MercadoLibre, Inc.[1]	$3,795	$133,444	$—	$1,968,057
Melco Resorts & Entertainment Ltd. (ADR)	904	(105,216)	10,423	636,334
Just Eat PLC[1]	(25,667)	(63,043)	—	380,233
Ryohin Keikaku Co., Ltd.	(41,416)	(99,787)	3,233	339,696
Takeaway.com NV1	150	(3,714)	—	252,752
ASOS PLC[1]	(24,225)	(12,400)	—	136,917
Galaxy Entertainment Group Ltd.[5]	(25,514)	(98,095)	12,475	—
GVC Holdings PLC[5]	(36,374)	86,212	5,338	—
				3,713,989
Information technology 1.14%
PagSeguro Digital Ltd., Class A1	1,719	422,688	—	1,211,475
Halma PLC	1,040	56,879	2,962	598,032
				1,809,507
Industrials 2.11%
Melrose Industries PLC	275	22,848	17,734	841,099
MTU Aero Engines AG	15,917	108,260	10,089	757,573
International Consolidated Airlines Group, SA (CDI)	1,013	(107,985)	75,030	751,999
Rentokil Initial PLC	156	79,934	3,689	560,936
DCC PLC	129	3,321	5,655	438,778
Yamato Holdings Co., Ltd.[3,5]	(247,256)	(473)	—	—
				3,350,385
Health care 2.05%
Daiichi Sankyo Co., Ltd.	3,636	486,818	12,729	2,468,966
Hikma Pharmaceuticals PLC	388	53,755	5,841	394,276
Teva Pharmaceutical Industries Ltd. (ADR)[1]	(979)	(489,891)	—	384,184
GW Pharmaceuticals PLC (ADR)[1,5]	8,884	(74,231)	—	—
NMC Health PLC[5]	(37,264)	78,302	2,213	—
				3,247,426

EuroPacific Growth Fund	11

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Materials 1.16%
Asahi Kasei Corp.	$834	$(36,255)	$12,867	$758,894
Chr. Hansen Holding A/S	1,360	(121,829)	6,901	619,119
First Quantum Minerals Ltd.	1,057	(162,514)	409	462,072
				1,840,085
Consumer staples 0.37%
KOSÉ Corp.	339	(749)	3,135	582,700
Energy 0.93%
Cenovus Energy Inc. (CAD denominated)	426	37,936	6,545	813,609
Oil Search Ltd.	66	(59,539)	4,942	488,340
Tourmaline Oil Corp.	(312)	(91,354)	2,987	163,300
				1,465,249
Communication services 2.69%
Nintendo Co., Ltd.	8,030	797,623	32,855	3,824,089
Altice Europe NV, Class A1	223	178,005	—	359,052
Altice Europe NV, Class B1	(244)	38,960	—	77,107
				4,260,248
Utilities 0.88%
ENN Energy Holdings Ltd.	(4,374)	54,117	11,106	754,751
China Resources Gas Group Ltd.	855	28,594	11,588	643,330
				1,398,081
Total common stocks				21,667,670
Short-term securities 8.12%
Money market investments 8.12%
Capital Group Central Cash Fund 2.07%[4]	(31)	816	115,463	12,864,712
Total 21.79%	$(392,460)	$1,141,437	$376,209	$34,532,382

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,455,582,000, which represented 1.55% of the net assets of the fund. This amount includes $36,239,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Rate represents the seven-day yield at 9/30/2019.
[5]	Unaffiliated issuer at 9/30/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

INR = Indian rupees

USD/$ = U.S. dollars

See notes to financial statements.

12	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities at September 30, 2019	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $86,650,997)	$123,397,899
Affiliated issuers (cost: $31,096,756)	34,532,382	$157,930,281
Cash		22,136
Cash denominated in currencies other than U.S. dollars (cost: $112,551)		112,555
Unrealized appreciation on open forward currency contracts		2,860
Receivables for:
Sales of investments	712,869
Sales of fund’s shares	431,537
Dividends and interest	351,056
Other	31,401	1,526,863
		159,594,695
Liabilities:
Unrealized depreciation on open forward currency contracts		1,504
Payables for:
Purchases of investments	458,180
Repurchases of fund’s shares	311,457
Investment advisory services	53,850
Services provided by related parties	17,620
Trustees’ deferred compensation	4,091
Non-U.S. taxes	256,748
Other	3,550	1,105,496
Net assets at September 30, 2019		$158,487,695

Net assets consist of:
Capital paid in on shares of beneficial interest		$118,609,916
Total distributable earnings		39,877,779
Net assets at September 30, 2019		$158,487,695

See notes to financial statements.

EuroPacific Growth Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,056,469 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$23,864,308	458,980		$51.99
Class C	923,033	18,270		50.52
Class T	10	—	*	52.03
Class F-1	2,930,148	56,620		51.75
Class F-2	24,605,332	474,431		51.86
Class F-3	13,482,616	259,139		52.03
Class 529-A	1,333,910	25,982		51.34
Class 529-C	197,160	3,945		49.98
Class 529-E	57,205	1,126		50.82
Class 529-T	12	—	*	52.01
Class 529-F-1	146,411	2,852		51.33
Class R-1	196,567	3,957		49.67
Class R-2	676,049	13,487		50.12
Class R-2E	94,821	1,847		51.34
Class R-3	3,202,953	63,048		50.80
Class R-4	7,292,571	143,299		50.89
Class R-5E	1,556,993	30,171		51.61
Class R-5	7,611,865	146,592		51.93
Class R-6	70,315,731	1,352,723		51.98

*	Amount less than one thousand.

See notes to financial statements.

14	EuroPacific Growth Fund

Statement of operations for the six months ended September 30, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $169,673; also includes $376,209 from affiliates)	$1,866,935
Interest	92,565	$1,959,500
Fees and expenses*:
Investment advisory services	327,649
Distribution services	62,553
Transfer agent services	45,912
Administrative services	29,132
Reports to shareholders	2,124
Registration statement and prospectus	1,975
Trustees’ compensation	399
Auditing and legal	204
Custodian	15,659
Other	657
Total fees and expenses before reimbursements	486,264
Less transfer agent services reimbursements	28
Total fees and expenses after reimbursements		486,236
Net investment income		1,473,264

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,256,686
Affiliated issuers	(392,460)
Forward currency contracts	16,222
Currency transactions	(286)	880,162
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $231,380):
Unaffiliated issuers	(105,903)
Affiliated issuers	1,141,437
Forward currency contracts	(117)
Currency translations	1,379	1,036,796
Net realized gain and unrealized appreciation		1,916,958

Net increase in net assets resulting from operations		$3,390,222

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

EuroPacific Growth Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	September 30, 2019*	March 31, 2019
Operations:
Net investment income	$1,473,264	$2,434,145
Net realized gain	880,162	353,327
Net unrealized appreciation (depreciation)	1,036,796	(10,967,830)
Net increase (decrease) in net assets resulting from operations	3,390,222	(8,180,358)

Distributions paid to shareholders	(197,437)	(8,900,930)

Net capital share transactions	(1,210,691)	6,917,067

Total increase (decrease) in net assets	1,982,094	(10,164,221)

Net assets:
Beginning of period	156,505,601	166,669,822
End of period	$158,487,695	$156,505,601

*	Unaudited.

See notes to financial statements.

16	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

EuroPacific Growth Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	EuroPacific Growth Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

EuroPacific Growth Fund	19

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

20	EuroPacific Growth Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$24,676,989	$—	$—	$24,676,989
Consumer discretionary	21,451,662	—	—	21,451,662
Information technology	18,350,997	2,333,833	—	20,684,830
Industrials	17,834,036	—	—	17,834,036
Health care	14,173,283	—	—	14,173,283
Materials	11,836,510	—	—	11,836,510
Consumer staples	8,691,842	—	—	8,691,842
Energy	8,414,011	—	—	8,414,011
Communication services	8,101,509	—	—	8,101,509
Utilities	4,723,527	—	—	4,723,527
Real estate	1,912,834	—	—	1,912,834
Preferred securities	2,169,247	—	836	2,170,083
Rights & warrants	—	120,913	—	120,913
Bonds, notes & other debt instruments	—	109,276	—	109,276
Short-term securities	12,864,712	164,264	—	13,028,976
Total	$155,201,159	$2,728,286	$836	$157,930,281

EuroPacific Growth Fund	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,860	$—	$2,860
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,504)	—	(1,504)
Total	$—	$1,356	$—	$1,356

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive

22	EuroPacific Growth Fund

taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

EuroPacific Growth Fund	23

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $561,071,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, September 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$2,860	Unrealized depreciation on open forward currency contracts	$1,504

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$16,222	Net unrealized depreciation on forward currency contracts	$(117)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

24	EuroPacific Growth Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of September 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$2,860	$(13)	$—	$(2,262)	$585
Total	$2,860	$(13)	$—	$(2,262)	$585
Liabilities:
Citibank	$13	$(13)	$—	$—	$—
HSBC Bank	929	—	(929)	—	—
JPMorgan Chase	562	—	(562)	—	—
Total	$1,504	$(13)	$(1,491)	$—	$—

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

EuroPacific Growth Fund	25

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$197,377
Post-October capital loss deferral*	(1,321,161)

*	This deferral is considered incurred in the subsequent year.

As of September 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$45,706,749
Gross unrealized depreciation on investments	(6,807,454)
Net unrealized appreciation on investments	38,899,295
Cost of investments	119,032,342

26	EuroPacific Growth Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended September 30, 2019					Year ended March 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$17,036		$—	$17,036		$300,775		$1,127,603		$1,428,378
Class C	—		—	—		6,163		51,849		58,012
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	2,022		—	2,022		35,862		161,250		197,112
Class F-2	32,426		—	32,426		357,839		1,054,389		1,412,228
Class F-3	19,447		—	19,447		168,391		423,728		592,119
Class 529-A	822		—	822		15,928		61,112		77,040
Class 529-C	(1)		—	(1)		1,305		10,802		12,107
Class 529-E	5		—	5		617		2,818		3,435
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	170		—	170		2,015		5,727		7,742
Class R-1	—	*	—	—	*	1,368		10,489		11,857
Class R-2	—	*	—	—	*	4,303		32,240		36,543
Class R-2E	—		—	—		227		8,663		8,890
Class R-3	—	*	—	—	*	35,061		176,288		211,349
Class R-4	5,279		—	5,279		102,828		402,073		504,901
Class R-5E	1,876		—	1,876		20,731		38,416		59,147
Class R-5	11,052		—	11,052		112,862		359,636		472,498
Class R-6	107,303		—	107,303		1,027,207		2,780,365		3,807,572
Total	$197,437		$—	$197,437		$2,193,482		$6,707,448		$8,900,930

*	Amount less than one thousand.

EuroPacific Growth Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2019, the investment advisory services fee was $327,649,000, which was equivalent to an annualized rate of 0.413% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

28	EuroPacific Growth Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

EuroPacific Growth Fund	29

For the six months ended September 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$29,468	$16,689		$2,443		Not applicable
Class C	4,814	613		196		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,919	2,040		632		Not applicable
Class F-2	Not applicable	14,427		4,953		Not applicable
Class F-3	Not applicable	196		2,513		Not applicable
Class 529-A	1,551	738		275		$449
Class 529-C	1,012	114		42		68
Class 529-E	145	19		12		19
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	79		29		48
Class R-1	1,027	109		41		Not applicable
Class R-2	2,567	1,170		137		Not applicable
Class R-2E	282	93		19		Not applicable
Class R-3	8,395	2,506		674		Not applicable
Class R-4	9,373	3,757		1,503		Not applicable
Class R-5E	Not applicable	1,137		308		Not applicable
Class R-5	Not applicable	1,941		1,520		Not applicable
Class R-6	Not applicable	284		13,835		Not applicable
Total class-specific expenses	$62,553	$45,912		$29,132		$584

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $399,000 in the fund’s statement of operations reflects $273,000 in current fees (either paid in cash or deferred) and a net increase of $126,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

30	EuroPacific Growth Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2019

Class A	$546,109	10,552	$16,638		324		$(1,885,158)	(36,377)	$(1,322,411)	(25,501)
Class C	34,700	688	—		—		(143,355)	(2,846)	(108,655)	(2,158)
Class T	—	—	—		—		—	—	—	—
Class F-1	207,626	4,023	1,939		38		(571,377)	(11,121)	(361,812)	(7,060)
Class F-2	2,575,527	49,953	30,856		603		(3,093,375)	(59,795)	(486,992)	(9,239)
Class F-3	2,235,474	43,073	16,971		330		(1,009,167)	(19,517)	1,243,278	23,886
Class 529-A	59,653	1,167	822		16		(129,083)	(2,521)	(68,608)	(1,338)
Class 529-C	8,993	181	(1)		—	†	(33,864)	(679)	(24,872)	(498)
Class 529-E	2,383	47	5		—	†	(6,095)	(120)	(3,707)	(73)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	13,189	259	170		3		(15,334)	(301)	(1,975)	(39)
Class R-1	10,697	215	—	†	—	†	(26,586)	(535)	(15,889)	(320)
Class R-2	81,067	1,610	—	†	—	†	(106,710)	(2,124)	(25,643)	(514)
Class R-2E	14,506	282	—		—		(9,890)	(193)	4,616	89
Class R-3	219,909	4,333	—	†	—	†	(526,957)	(10,404)	(307,048)	(6,071)
Class R-4	554,311	10,921	5,278		105		(1,133,692)	(22,316)	(574,103)	(11,290)
Class R-5E	123,395	2,391	1,876		37		(109,381)	(2,129)	15,890	299
Class R-5	994,136	19,183	11,041		216		(826,162)	(15,947)	179,015	3,452
Class R-6	6,329,484	122,409	106,888		2,085		(5,788,147)	(111,537)	648,225	12,957
Total net increase (decrease)	$14,011,159	271,287	$192,483		3,757		$(15,414,333)	(298,462)	$(1,210,691)	(23,418)

See end of table for footnotes.

EuroPacific Growth Fund	31

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2019

Class A	$1,745,025	33,779	$1,400,728	27,795		$(4,591,568)	(90,056)	$(1,445,815)	(28,482)
Class C	131,659	2,589	57,361	1,146		(384,770)	(7,703)	(195,750)	(3,968)
Class T	—	—	—	—		—	—	—	—
Class F-1	822,668	16,074	192,181	3,793		(1,772,096)	(33,935)	(757,247)	(14,068)
Class F-2	8,283,565	160,944	1,336,131	26,800		(8,105,462)	(161,012)	1,514,234	26,732
Class F-3	5,778,865	112,229	541,201	10,866		(2,726,520)	(54,975)	3,593,546	68,120
Class 529-A	148,848	2,915	77,005	1,548		(221,689)	(4,386)	4,164	77
Class 529-C	27,200	546	12,102	245		(71,019)	(1,425)	(31,717)	(634)
Class 529-E	5,528	110	3,432	70		(12,673)	(253)	(3,713)	(73)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	42,297	838	7,738	157		(24,685)	(492)	25,350	503
Class R-1	21,196	429	11,853	241		(60,088)	(1,230)	(27,039)	(560)
Class R-2	156,715	3,160	36,498	737		(238,880)	(4,793)	(45,667)	(896)
Class R-2E	52,852	1,018	8,890	168		(212,291)	(3,979)	(150,549)	(2,793)
Class R-3	650,346	12,821	211,068	4,245		(1,578,069)	(31,422)	(716,655)	(14,356)
Class R-4	1,531,980	30,328	504,822	10,214		(3,503,544)	(71,071)	(1,466,742)	(30,529)
Class R-5E	1,264,628	24,306	59,150	1,241		(310,842)	(6,387)	1,012,936	19,160
Class R-5	1,999,574	38,294	472,082	9,375		(3,227,419)	(62,636)	(755,763)	(14,967)
Class R-6	14,811,246	288,387	3,793,726	76,102		(12,241,479)	(239,135)	6,363,493	125,354
Total net increase (decrease)	$37,474,192	728,767	$8,725,969	174,743		$(39,283,094)	(774,890)	$6,917,067	128,620

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

32	EuroPacific Growth Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,807,738,000 and $21,601,396,000, respectively, during the six months ended September 30, 2019.

EuroPacific Growth Fund	33

Financial highlights

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class A:
9/30/2019[4,5]	$50.99	$.43	$.61	$1.04
3/31/2019	56.66	.71	(3.52)	(2.81)
3/31/2018	49.30	.47	9.51	9.98
3/31/2017	44.28	.44	5.14	5.58
3/31/2016	49.91	.44	(4.68)	(4.24)
3/31/2015	49.37	.43	.76	1.19
Class C:
9/30/2019[4,5]	49.70	.22	.60	.82
3/31/2019	55.32	.31	(3.41)	(3.10)
3/31/2018	48.19	.04	9.29	9.33
3/31/2017	43.25	.08	5.02	5.10
3/31/2016	48.75	.06	(4.56)	(4.50)
3/31/2015	48.22	.05	.73	.78
Class T:
9/30/2019[4,5]	50.99	.49	.62	1.11
3/31/2019	56.69	.83	(3.54)	(2.71)
3/31/2018[4,10]	49.19	.58	9.63	10.21
Class F-1:
9/30/2019[4,5]	50.75	.42	.61	1.03
3/31/2019	56.40	.74	(3.57)	(2.83)
3/31/2018	49.08	.45	9.46	9.91
3/31/2017	44.08	.43	5.11	5.54
3/31/2016	49.67	.41	(4.64)	(4.23)
3/31/2015	49.10	.45	.71	1.16
Class F-2:
9/30/2019[4,5]	50.83	.49	.61	1.10
3/31/2019	56.52	.82	(3.52)	(2.70)
3/31/2018	49.17	.61	9.48	10.09
3/31/2017	44.19	.55	5.12	5.67
3/31/2016	49.82	.56	(4.68)	(4.12)
3/31/2015	49.32	.53	.76	1.29
Class F-3:
9/30/2019[4,5]	50.98	.51	.62	1.13
3/31/2019	56.68	.82	(3.48)	(2.66)
3/31/2018	49.32	.59	9.58	10.17
3/31/2017[4,11]	47.46	.24	1.62	1.86

34	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.04)	$—	$(.04)	$51.99	2.04%[6]	$23,864		.84%[7]		1.64%[7]
(.62)	(2.24)	(2.86)	50.99	(4.97)	24,704		.83		1.37
(.49)	(2.13)	(2.62)	56.66	20.74	29,067		.82		.86
(.56)	—	(.56)	49.30	12.72	25,678		.85		.95
(.80)	(.59)	(1.39)	44.28	(8.60)	26,556		.83		.92
(.65)	—	(.65)	49.91	2.48	30,770		.83		.88

—	—	—	50.52	1.65 [6]	923		1.59	[7]	.89	[7]
(.28)	(2.24)	(2.52)	49.70	(5.70)	1,015		1.60		.62
(.07)	(2.13)	(2.20)	55.32	19.82	1,350		1.60		.08
(.16)	—	(.16)	48.19	11.82	1,240		1.63		.17
(.41)	(.59)	(1.00)	43.25	(9.30)	1,474		1.62		.13
(.25)	—	(.25)	48.75	1.65	1,803		1.61		.11

(.07)	—	(.07)	52.03	2.18 [6,8]	—	[9]	.59	[7,8]	1.87	[7,8]
(.75)	(2.24)	(2.99)	50.99	(4.76)[8]	—	[9]	.59	[8]	1.60	[8]
(.58)	(2.13)	(2.71)	56.69	21.27 [6,8]	—	[9]	.60	[7,8]	1.07	[7,8]

(.03)	—	(.03)	51.75	2.04 [6]	2,930		.86	[7]	1.62	[7]
(.58)	(2.24)	(2.82)	50.75	(5.01)	3,232		.87		1.43
(.46)	(2.13)	(2.59)	56.40	20.69	4,385		.86		.83
(.54)	—	(.54)	49.08	12.69	4,179		.87		.93
(.77)	(.59)	(1.36)	44.08	(8.60)	4,281		.86		.86
(.59)	—	(.59)	49.67	2.43	6,773		.86		.93

(.07)	—	(.07)	51.86	2.16 [6]	24,605		.59	[7]	1.87	[7]
(.75)	(2.24)	(2.99)	50.83	(4.75)	24,585		.59		1.58
(.61)	(2.13)	(2.74)	56.52	21.05	25,826		.59		1.11
(.69)	—	(.69)	49.17	12.99	22,949		.60		1.19
(.92)	(.59)	(1.51)	44.19	(8.36)	19,386		.60		1.18
(.79)	—	(.79)	49.82	2.69	16,273		.59		1.06

(.08)	—	(.08)	52.03	2.22 [6]	13,483		.48	[7]	1.98	[7]
(.80)	(2.24)	(3.04)	50.98	(4.65)	11,993		.49		1.60
(.68)	(2.13)	(2.81)	56.68	21.15	9,473		.49		1.06
—	—	—	49.32	3.92 [6]	1,162		.09	[6]	.50	[6]

See end of table for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class 529-A:
9/30/2019[4,5]	$50.35	$.41	$.61	$1.02
3/31/2019	56.00	.67	(3.49)	(2.82)
3/31/2018	48.77	.44	9.40	9.84
3/31/2017	43.82	.41	5.09	5.50
3/31/2016	49.41	.40	(4.63)	(4.23)
3/31/2015	48.89	.40	.75	1.15
Class 529-C:
9/30/2019[4,5]	49.18	.21	.59	.80
3/31/2019	54.79	.29	(3.38)	(3.09)
3/31/2018	47.73	.01	9.21	9.22
3/31/2017	42.90	.05	4.97	5.02
3/31/2016	48.38	.04	(4.53)	(4.49)
3/31/2015	47.88	.02	.73	.75
Class 529-E:
9/30/2019[4,5]	49.87	.35	.60	.95
3/31/2019	55.50	.55	(3.44)	(2.89)
3/31/2018	48.35	.31	9.31	9.62
3/31/2017	43.45	.30	5.04	5.34
3/31/2016	49.00	.29	(4.59)	(4.30)
3/31/2015	48.49	.27	.75	1.02
Class 529-T:
9/30/2019[4,5]	50.98	.47	.62	1.09
3/31/2019	56.68	.79	(3.53)	(2.74)
3/31/2018[4,10]	49.19	.56	9.62	10.18
Class 529-F-1:
9/30/2019[4,5]	50.32	.47	.60	1.07
3/31/2019	55.99	.76	(3.47)	(2.71)
3/31/2018	48.74	.56	9.40	9.96
3/31/2017	43.81	.51	5.07	5.58
3/31/2016	49.40	.50	(4.62)	(4.12)
3/31/2015	48.89	.51	.74	1.25
Class R-1:
9/30/2019[4,5]	48.86	.22	.59	.81
3/31/2019	54.46	.31	(3.37)	(3.06)
3/31/2018	47.49	.05	9.14	9.19
3/31/2017	42.69	.08	4.96	5.04
3/31/2016	48.14	.07	(4.50)	(4.43)
3/31/2015	47.64	.06	.72	.78

36	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.03)	$—	$(.03)	$51.34	2.03%[6]	$1,334		.88%[7]		1.60%[7]
(.59)	(2.24)	(2.83)	50.35	(5.04)	1,376		.89		1.31
(.48)	(2.13)	(2.61)	56.00	20.71	1,525		.87		.81
(.55)	—	(.55)	48.77	12.65	1,172		.90		.90
(.77)	(.59)	(1.36)	43.82	(8.64)	1,103		.90		.86
(.63)	—	(.63)	49.41	2.41	1,205		.89		.82

—	—	—	49.98	1.62 [6]	197		1.62	[7]	.86	[7]
(.28)	(2.24)	(2.52)	49.18	(5.72)	219		1.64		.59
(.03)	(2.13)	(2.16)	54.79	19.76	278		1.65		.03
(.19)	—	(.19)	47.73	11.76	343		1.68		.12
(.40)	(.59)	(.99)	42.90	(9.35)	335		1.68		.08
(.25)	—	(.25)	48.38	1.62	374		1.67		.04

— [12]	—	— [12]	50.82	1.91 [6]	57		1.10	[7]	1.38	[7]
(.50)	(2.24)	(2.74)	49.87	(5.24)	60		1.11		1.09
(.34)	(2.13)	(2.47)	55.50	20.41	71		1.11		.57
(.44)	—	(.44)	48.35	12.39	60		1.13		.66
(.66)	(.59)	(1.25)	43.45	(8.86)	57		1.14		.62
(.51)	—	(.51)	49.00	2.15	62		1.14		.57

(.06)	—	(.06)	52.01	2.14 [6,8]	—	[9]	.64	[7,8]	1.82	[7,8]
(.72)	(2.24)	(2.96)	50.98	(4.82)[8]	—	[9]	.65	[8]	1.52	[8]
(.56)	(2.13)	(2.69)	56.68	21.22 [6,8]	—	[9]	.64	[7,8]	1.03	[7,8]

(.06)	—	(.06)	51.33	2.13 [6]	146		.65	[7]	1.82	[7]
(.72)	(2.24)	(2.96)	50.32	(4.81)	145		.66		1.50
(.58)	(2.13)	(2.71)	55.99	20.96	134		.65		1.02
(.65)	—	(.65)	48.74	12.88	102		.68		1.11
(.88)	(.59)	(1.47)	43.81	(8.44)	90		.69		1.07
(.74)	—	(.74)	49.40	2.62	96		.67		1.04

—	—	—	49.67	1.66 [6]	197		1.58	[7]	.90	[7]
(.30)	(2.24)	(2.54)	48.86	(5.71)	209		1.60		.61
(.09)	(2.13)	(2.22)	54.46	19.82	263		1.60		.09
(.24)	—	(.24)	47.49	11.86	247		1.61		.19
(.43)	(.59)	(1.02)	42.69	(9.28)	248		1.61		.15
(.28)	—	(.28)	48.14	1.67	285		1.59		.12

See end of table for footnotes.

EuroPacific Growth Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class R-2:
9/30/2019[4,5]	$49.30	$.23	$.59	$.82
3/31/2019	54.93	.31	(3.39)	(3.08)
3/31/2018	47.88	.06	9.21	9.27
3/31/2017	43.01	.09	5.00	5.09
3/31/2016	48.49	.08	(4.53)	(4.45)
3/31/2015	47.96	.07	.73	.80
Class R-2E:
9/30/2019[4,5]	50.42	.31	.61	.92
3/31/2019	55.76	.77	(3.74)	(2.97)
3/31/2018	48.59	.20	9.38	9.58
3/31/2017	43.79	.18	5.14	5.32
3/31/2016	49.67	.52	(4.89)	(4.37)
3/31/2015[4,13]	50.08	.10	.27	.37
Class R-3:
9/30/2019[4,5]	49.86	.34	.60	.94
3/31/2019	55.48	.55	(3.45)	(2.90)
3/31/2018	48.32	.30	9.31	9.61
3/31/2017	43.40	.30	5.04	5.34
3/31/2016	48.93	.29	(4.59)	(4.30)
3/31/2015	48.40	.28	.74	1.02
Class R-4:
9/30/2019[4,5]	49.91	.42	.60	1.02
3/31/2019	55.52	.69	(3.46)	(2.77)
3/31/2018	48.35	.46	9.32	9.78
3/31/2017	43.45	.43	5.03	5.46
3/31/2016	48.99	.43	(4.59)	(4.16)
3/31/2015	48.48	.42	.74	1.16
Class R-5E:
9/30/2019[4,5]	50.58	.47	.62	1.09
3/31/2019	56.29	.62	(3.33)	(2.71)
3/31/2018	49.02	.59	9.45	10.04
3/31/2017	44.14	.53	5.09	5.62
3/31/2016[4,14]	48.16	.20	(2.65)	(2.45)
Class R-5:
9/30/2019[4,5]	50.88	.50	.62	1.12
3/31/2019	56.57	.89	(3.57)	(2.68)
3/31/2018	49.22	.64	9.48	10.12
3/31/2017	44.22	.58	5.13	5.71
3/31/2016	49.85	.58	(4.68)	(4.10)
3/31/2015	49.32	.59	.74	1.33

38	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$—	$—	$—	$50.12	1.66%[6]	$676		1.57%[7]		.90%[7]
(.31)	(2.24)	(2.55)	49.30	(5.71)	690		1.60		.61
(.09)	(2.13)	(2.22)	54.93	19.84	818		1.58		.11
(.22)	—	(.22)	47.88	11.88	767		1.60		.20
(.44)	(.59)	(1.03)	43.01	(9.25)	800		1.58		.18
(.27)	—	(.27)	48.49	1.70	975		1.57		.15

—	—	—	51.34	1.82 [6]	95		1.28	[7]	1.19	[7]
(.13)	(2.24)	(2.37)	50.42	(5.46)	89		1.31		1.47
(.28)	(2.13)	(2.41)	55.76	20.19	254		1.29		.38
(.52)	—	(.52)	48.59	12.25	189		1.28		.40
(.92)	(.59)	(1.51)	43.79	(8.89)	8		1.18		1.25
(.78)	—	(.78)	49.67	.82 [6]	—	[9]	1.26	[7]	.28	[7]

—	—	—	50.80	1.88 [6]	3,203		1.13	[7]	1.35	[7]
(.48)	(2.24)	(2.72)	49.86	(5.26)	3,446		1.14		1.08
(.32)	(2.13)	(2.45)	55.48	20.36	4,631		1.14		.56
(.42)	—	(.42)	48.32	12.40	4,505		1.14		.66
(.64)	(.59)	(1.23)	43.40	(8.87)	5,029		1.14		.62
(.49)	—	(.49)	48.93	2.16	6,482		1.13		.59

(.04)	—	(.04)	50.89	2.03 [6]	7,293		.83	[7]	1.65	[7]
(.60)	(2.24)	(2.84)	49.91	(4.99)	7,715		.84		1.37
(.48)	(2.13)	(2.61)	55.52	20.76	10,278		.83		.85
(.56)	—	(.56)	48.35	12.70	9,854		.85		.96
(.79)	(.59)	(1.38)	43.45	(8.58)	11,310		.85		.92
(.65)	—	(.65)	48.99	2.45	13,488		.84		.88

(.06)	—	(.06)	51.61	2.16 [6]	1,557		.62	[7]	1.84	[7]
(.76)	(2.24)	(3.00)	50.58	(4.78)	1,511		.63		1.24
(.64)	(2.13)	(2.77)	56.29	21.01	603		.62		1.06
(.74)	—	(.74)	49.02	12.89	9		.62		1.14
(.98)	(.59)	(1.57)	44.14	(5.19)[6]	—	[9]	.25	[6]	.46	[6]

(.07)	—	(.07)	51.93	2.21 [6]	7,612		.53	[7]	1.95	[7]
(.77)	(2.24)	(3.01)	50.88	(4.71)	7,283		.54		1.72
(.64)	(2.13)	(2.77)	56.57	21.09	8,944		.53		1.16
(.71)	—	(.71)	49.22	13.07	8,721		.54		1.27
(.94)	(.59)	(1.53)	44.22	(8.32)	9,285		.54		1.21
(.80)	—	(.80)	49.85	2.77	11,418		.53		1.19

See end of table for footnotes.

EuroPacific Growth Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class R-6:
9/30/2019[4,5]	$50.93	$.52	$.61	$1.13
3/31/2019	56.63	.86	(3.52)	(2.66)
3/31/2018	49.27	.65	9.51	10.16
3/31/2017	44.27	.60	5.14	5.74
3/31/2016	49.90	.60	(4.67)	(4.07)
3/31/2015	49.38	.60	.74	1.34

	Six months ended	Year ended March 31
	September 30, 2019[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	12%	35%	29%	36%	30%	28%

See notes to financial statements.

40	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$(.08)	$—	$(.08)	$51.98	2.22%[6]	$70,316	.48%[7]	1.99%[7]
(.80)	(2.24)	(3.04)	50.93	(4.66)	68,234	.49	1.68
(.67)	(2.13)	(2.80)	56.63	21.17	68,770	.49	1.18
(.74)	—	(.74)	49.27	13.10	51,100	.50	1.30
(.97)	(.59)	(1.56)	44.27	(8.26)	41,539	.50	1.27
(.82)	—	(.82)	49.90	2.80	38,346	.49	1.20

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

EuroPacific Growth Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2019, through September 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	EuroPacific Growth Fund

	Beginning account value 4/1/2019	Ending account value 9/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,020.36	$4.25	.84%
Class A – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class C – actual return	1,000.00	1,016.51	8.04	1.59
Class C – assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class T – actual return	1,000.00	1,021.77	2.99	.59
Class T – assumed 5% return	1,000.00	1,022.11	2.99	.59
Class F-1 – actual return	1,000.00	1,020.35	4.36	.86
Class F-1 – assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 – actual return	1,000.00	1,021.59	2.99	.59
Class F-2 – assumed 5% return	1,000.00	1,022.11	2.99	.59
Class F-3 – actual return	1,000.00	1,022.23	2.43	.48
Class F-3 – assumed 5% return	1,000.00	1,022.66	2.43	.48
Class 529-A – actual return	1,000.00	1,020.28	4.46	.88
Class 529-A – assumed 5% return	1,000.00	1,020.66	4.46	.88
Class 529-C – actual return	1,000.00	1,016.24	8.19	1.62
Class 529-C – assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class 529-E – actual return	1,000.00	1,019.14	5.57	1.10
Class 529-E – assumed 5% return	1,000.00	1,019.55	5.57	1.10
Class 529-T – actual return	1,000.00	1,021.42	3.24	.64
Class 529-T – assumed 5% return	1,000.00	1,021.86	3.24	.64
Class 529-F-1 – actual return	1,000.00	1,021.26	3.29	.65
Class 529-F-1 – assumed 5% return	1,000.00	1,021.81	3.29	.65
Class R-1 – actual return	1,000.00	1,016.60	7.99	1.58
Class R-1 – assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-2 – actual return	1,000.00	1,016.63	7.94	1.57
Class R-2 – assumed 5% return	1,000.00	1,017.20	7.94	1.57
Class R-2E – actual return	1,000.00	1,018.23	6.48	1.28
Class R-2E – assumed 5% return	1,000.00	1,018.65	6.48	1.28
Class R-3 – actual return	1,000.00	1,018.84	5.72	1.13
Class R-3 – assumed 5% return	1,000.00	1,019.40	5.72	1.13
Class R-4 – actual return	1,000.00	1,020.34	4.20	.83
Class R-4 – assumed 5% return	1,000.00	1,020.91	4.20	.83
Class R-5E – actual return	1,000.00	1,021.62	3.14	.62
Class R-5E – assumed 5% return	1,000.00	1,021.96	3.14	.62
Class R-5 – actual return	1,000.00	1,022.14	2.69	.53
Class R-5 – assumed 5% return	1,000.00	1,022.41	2.69	.53
Class R-6 – actual return	1,000.00	1,022.24	2.43	.48
Class R-6 – assumed 5% return	1,000.00	1,022.66	2.43	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

EuroPacific Growth Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete September 30, 2019, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®

Investment portfolio

September 30, 2019

unaudited

Common stocks 89.91% Financials 15.57%	Shares	Value (000)
HDFC Bank Ltd.	211,861,504	$3,669,449
HDFC Bank Ltd. (ADR)	12,206,296	696,369
AIA Group Ltd.	429,917,600	4,061,829
Kotak Mahindra Bank Ltd.	94,883,478	2,201,690
Prudential PLC	55,816,599	1,012,282
B3 SA - Brasil, Bolsa, Balcao	87,375,000	917,501
London Stock Exchange Group PLC	9,464,216	850,412
Barclays PLC	418,872,724	774,598
Sberbank of Russia PJSC (ADR)	53,567,881	759,325
Ping An Insurance (Group) Co. of China, Ltd., Class H	53,587,499	615,685
Ping An Insurance (Group) Co. of China, Ltd., Class A	8,178,157	99,718
DBS Group Holdings Ltd.	35,615,000	644,196
Brookfield Asset Management Inc., Class A	11,130,023	590,893
Axis Bank Ltd.	56,891,711	549,901
Housing Development Finance Corp. Ltd.	18,926,695	528,004
Bank Central Asia Tbk PT	244,850,000	523,508
PICC Property and Casualty Co. Ltd., Class H	423,721,869	494,667
ICICI Bank Ltd.	77,795,000	476,087
UniCredit SpA	36,169,728	426,559
IndusInd Bank Ltd.	20,150,894	393,400
Toronto-Dominion Bank (CAD denominated)	6,729,397	392,381
Deutsche Boerse AG	2,330,264	364,217
Agricultural Bank of China Ltd., Class H	662,316,000	259,427
FinecoBank SpA	24,039,406	254,471
Capitec Bank Holdings Ltd.	2,909,957	247,368
Zurich Insurance Group AG	638,780	244,491
The People’s Insurance Co. (Group) of China Ltd., Class H	576,766,215	231,069
3i Group PLC	11,917,901	170,935
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	250,326	110,345
Fairfax Financial Holdings Ltd., subordinate voting shares	123,957	54,662
Banco Santander, SA	39,199,422	159,643
BNP Paribas SA	3,198,882	155,747
Türkiye Garanti Bankasi AS1	73,165,938	132,287
Hong Kong Exchanges and Clearing Ltd.	4,232,200	124,195
Banco BPM SpA	59,907,284	122,365
Bank of China Ltd., Class H	302,585,000	118,908
BB Seguridade Participações SA	13,844,900	116,725
Sony Financial Holdings Inc.	5,272,300	114,199
Bank of Ireland Group PLC	27,778,022	110,510
Eurobank Ergasias SA1	108,567,816	105,080
Royal Bank of Canada	1,247,640	101,207
Metropolitan Bank & Trust Co.	72,865,122	96,160
Macquarie Group Ltd.	982,354	86,911
Société Générale	3,170,000	86,862
Hiscox Ltd.	4,044,516	82,551
KB Financial Group Inc.	1,891,600	67,526
Burford Capital Ltd.	6,522,433	66,082

EuroPacific Growth Fund — Page 1 of 9

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Credit Suisse Group AG	5,085,258	$62,340
Hargreaves Lansdown PLC	1,929,338	49,318
Akbank TAS1	32,412,701	46,607
BOC Hong Kong (Holdings) Ltd.	10,829,235	36,753
HDFC Life Insurance Co. Ltd.	2,307,527	19,574
		24,676,989
Consumer discretionary 13.54%
Alibaba Group Holding Ltd. (ADR)1	20,114,042	3,363,671
MercadoLibre, Inc.1,2	3,570,301	1,968,057
LVMH Moët Hennessy-Louis Vuitton SE	4,623,547	1,837,630
adidas AG	4,334,468	1,349,512
Galaxy Entertainment Group Ltd.	211,181,000	1,313,532
Sony Corp.	19,034,500	1,117,336
EssilorLuxottica	7,329,559	1,056,526
Meituan Dianping, Class B1	81,882,758	836,828
Kering SA	1,282,266	653,451
Melco Resorts & Entertainment Ltd. (ADR)2	32,783,841	636,334
Industria de Diseño Textil, SA	18,631,818	576,740
Naspers Ltd., Class N	3,697,747	560,351
Sands China Ltd.	117,536,800	532,370
Hyundai Motor Co.	4,647,572	520,649
Nitori Holdings Co., Ltd.	3,012,700	440,516
Just Eat PLC1,2	46,280,350	380,233
Ryohin Keikaku Co., Ltd.2	18,201,000	339,696
Hermès International	461,661	319,021
Suzuki Motor Corp.	7,323,300	310,677
Rakuten, Inc.	31,146,900	306,788
Carnival Corp., units	6,612,662	289,039
Maruti Suzuki India Ltd.	3,036,840	287,783
Prosus NV1	3,839,259	281,833
Fast Retailing Co., Ltd.	455,800	270,677
Takeaway.com NV1,2	3,167,940	252,752
GVC Holdings PLC	25,011,798	228,620
Accor SA	5,224,927	217,830
Flutter Entertainment PLC	2,319,434	216,807
ASOS PLC1,2	4,497,387	136,917
Hyundai Mobis Co., Ltd.	547,600	115,366
Ctrip.com International, Ltd. (ADR)1	3,305,808	96,827
Eicher Motors Ltd.	384,086	96,282
Melco International Development Ltd.	39,585,000	94,143
Wynn Macau, Ltd.	46,209,600	90,206
Ferrari NV	573,000	88,404
Huazhu Group Ltd. (ADR)	2,496,647	82,439
Valeo SA, non-registered shares	2,224,010	72,116
William Hill PLC	24,423,219	56,350
Peugeot SA	1,862,934	46,458
Li & Fung Ltd.	55,698,000	6,325
Burberry Group PLC	92,743	2,479
HUGO BOSS AG	39,040	2,091
		21,451,662

EuroPacific Growth Fund — Page 2 of 9

unaudited

Common stocks (continued) Information technology 13.05%	Shares	Value (000)
ASML Holding NV	12,454,648	$3,084,906
Samsung Electronics Co., Ltd.	62,352,400	2,556,858
Taiwan Semiconductor Manufacturing Co., Ltd.3	232,275,329	2,034,175
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,225,369	382,315
SK hynix, Inc.	26,363,000	1,811,678
Keyence Corp.	2,915,200	1,803,717
PagSeguro Digital Ltd., Class A1,2	26,160,112	1,211,475
Amadeus IT Group SA, Class A, non-registered shares	15,703,586	1,124,872
SAP SE	9,335,503	1,097,704
Tokyo Electron Ltd.	3,724,000	708,292
Halma PLC2	24,676,946	598,032
Fidelity National Information Services, Inc.	3,724,217	494,427
Temenos AG	2,784,037	465,843
Capgemini SE	3,714,654	437,674
Worldline SA, non-registered shares1	6,919,350	436,667
Hexagon AB, Class B	6,737,775	324,841
Largan Precision Co., Ltd.3	1,840,000	263,419
WiseTech Global Ltd.	10,478,748	245,632
Xiaomi Corp., Class B1	174,055,600	195,426
Adyen NV1	239,355	157,679
Infosys Ltd.	13,425,000	152,618
Nice Ltd. (ADR)1	724,277	104,151
Nice Ltd.1,3	254,028	36,239
Murata Manufacturing Co., Ltd.	2,827,400	135,584
Infineon Technologies AG	6,694,968	120,491
OBIC Co., Ltd.	1,048,363	119,453
Shimadzu Corp.	4,271,300	107,765
TravelSky Technology Ltd., Class H	48,592,000	100,932
Hamamatsu Photonics KK	2,415,574	89,586
Nomura Research Institute, Ltd.	4,085,000	81,265
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	17,699,965	80,089
STMicroelectronics NV	3,800,000	73,434
StoneCo Ltd., Class A1	1,368,345	47,591
		20,684,830
Industrials 11.25%
Airbus SE, non-registered shares	31,874,875	4,141,249
Recruit Holdings Co., Ltd.	54,320,101	1,650,829
Safran SA	6,413,653	1,009,787
Melrose Industries PLC2	339,320,636	841,099
MTU Aero Engines AG2	2,850,916	757,573
International Consolidated Airlines Group, SA (CDI)2	128,758,881	751,999
Rolls-Royce Holdings PLC1	63,312,197	616,848
Komatsu Ltd.	26,681,332	610,740
DSV A/S	6,336,544	602,947
Rentokil Initial PLC2	97,522,996	560,936
SMC Corp.	1,280,100	545,781
Nidec Corp.	4,017,400	539,493
Edenred SA	10,047,937	482,205
DCC PLC2	5,029,042	438,778
Adani Ports & Special Economic Zone Ltd.	71,362,809	416,836
Knorr-Bremse AG, non-registered shares	3,946,662	370,976
Airports of Thailand PCL, foreign registered	145,308,600	355,135
Spirax-Sarco Engineering PLC	2,661,276	256,702
Rheinmetall AG	1,975,878	249,926

EuroPacific Growth Fund — Page 3 of 9

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Experian PLC	7,674,601	$245,250
Thales SA	2,120,788	243,869
Jardine Matheson Holdings Ltd.	4,356,200	233,057
SK Holdings Co., Ltd.	1,351,955	230,572
Shanghai International Airport Co., Ltd., Class A	20,000,244	223,526
NIBE Industrier AB, Class B	13,953,735	176,972
CCR SA, ordinary nominative	39,721,300	164,910
Ayala Corp.	9,359,210	159,719
Kone OYJ, Class B	2,702,480	153,876
Eiffage SA	1,381,778	143,257
VINCI SA	1,277,577	137,606
Bunzl PLC	5,177,868	135,287
Aalberts NV, non-registered shares	2,941,045	116,555
Rational AG	144,051	103,312
DP World PLC	5,579,563	78,058
Kingspan Group PLC	885,293	43,229
Alliance Global Group, Inc.	123,500,000	25,972
Ryanair Holdings PLC (ADR)1	288,787	19,170
		17,834,036
Health care 8.94%
Daiichi Sankyo Co., Ltd.2	39,235,300	2,468,966
Novartis AG	20,069,961	1,740,248
AstraZeneca PLC	12,344,525	1,102,090
Chugai Pharmaceutical Co., Ltd.	13,039,758	1,013,031
Koninklijke Philips NV	17,999,428	833,785
Takeda Pharmaceutical Co. Ltd.	21,638,353	738,456
Alcon Inc.1	11,532,569	672,507
CSL Ltd.	4,147,828	654,233
HOYA Corp.	6,949,051	566,785
Fresenius SE & Co. KGaA	11,378,354	531,977
Hikma Pharmaceuticals PLC2	14,575,787	394,277
Teva Pharmaceutical Industries Ltd. (ADR)1,2	55,840,760	384,184
Grifols, SA, Class A, non-registered shares	9,933,807	292,772
Grifols, SA, Class B (ADR)	3,531,965	70,780
NMC Health PLC	9,611,214	320,253
Aier Eye Hospital Group Co., Ltd., Class A	60,637,028	301,299
Bayer AG	3,160,531	222,845
Novo Nordisk A/S, Class B	4,301,913	221,158
Galapagos NV1	1,346,374	205,154
Asahi Intecc Co., Ltd.	7,621,000	199,961
Merck KGaA	1,680,786	189,334
Fresenius Medical Care AG & Co. KGaA	2,391,559	160,832
M3, Inc.	6,083,600	146,400
Coloplast A/S, Class B	1,037,053	124,901
Straumann Holding AG	149,597	122,280
Fisher & Paykel Healthcare Corp. Ltd.	9,834,709	106,542
WuXi Biologics (Cayman) Inc.1	10,301,847	105,152
bioMérieux SA	1,112,101	92,001
GW Pharmaceuticals PLC (ADR)1	521,096	59,942
Argenx SE (ADR)1	445,882	50,813
Hypera SA, ordinary nominative	4,986,500	40,241
Demant A/S1	1,564,953	40,084
		14,173,283

EuroPacific Growth Fund — Page 4 of 9

unaudited

Common stocks (continued) Materials 7.47%	Shares	Value (000)
Vale SA, ordinary nominative (ADR)	183,692,520	$2,112,464
Vale SA, ordinary nominative	53,432,374	614,062
Koninklijke DSM NV	7,680,931	924,250
Sika AG	5,370,054	785,560
Asahi Kasei Corp.2	77,119,742	758,894
Teck Resources Ltd., Class B	42,345,128	686,548
Chr. Hansen Holding A/S2	7,294,354	619,119
Rio Tinto PLC	10,631,366	550,192
First Quantum Minerals Ltd.2	55,002,342	462,072
Shin-Etsu Chemical Co., Ltd.	4,096,400	437,960
ArcelorMittal SA	29,773,624	418,822
Akzo Nobel NV	3,920,153	349,470
CCL Industries Inc., Class B, nonvoting shares	8,177,974	329,872
Linde PLC (EUR denominated)	1,645,627	319,270
Linde PLC	42,486	8,230
Fortescue Metals Group Ltd.	47,580,687	282,608
Glencore PLC	91,717,974	276,009
Agnico Eagle Mines Ltd.	4,989,972	267,512
LafargeHolcim Ltd.	4,809,879	236,723
HeidelbergCement AG	2,663,510	192,533
Yara International ASA	3,622,244	155,996
Evonik Industries AG	6,303,778	155,624
CRH PLC	4,392,039	151,225
UltraTech Cement Ltd.	2,112,000	129,376
Indorama Ventures PCL, foreign registered	113,236,600	120,327
Barrick Gold Corp.	6,931,331	120,120
Givaudan SA	40,500	112,972
Aluminum Corp. of China Ltd., Class H1	255,668,000	80,572
BASF SE	1,013,770	70,850
MMG Ltd.1	268,572,554	63,394
Hindalco Industries Ltd.	16,253,000	43,884
		11,836,510
Consumer staples 5.48%
Nestlé SA	12,265,366	1,330,689
Kweichow Moutai Co., Ltd., Class A	5,335,275	859,516
Pernod Ricard SA	4,392,773	782,343
British American Tobacco PLC	19,516,434	721,693
KOSÉ Corp.2	3,452,300	582,700
Thai Beverage PCL	765,139,800	489,924
JBS SA, ordinary nominative	54,094,704	426,904
Associated British Foods PLC	15,053,939	426,275
Kirin Holdings Co., Ltd.	19,298,745	408,375
Treasury Wine Estates Ltd.	27,899,590	349,688
Kao Corp.	4,574,800	337,805
Anheuser-Busch InBev SA/NV	3,351,840	319,375
CP ALL PCL, foreign registered	93,468,566	248,302
Uni-Charm Corp.	6,914,400	218,703
Coca-Cola European Partners PLC	3,598,000	199,509
Ambev SA	41,116,000	190,492
Alimentation Couche-Tard Inc., Class B	4,986,570	152,813
LG Household & Health Care Ltd.	123,000	134,399
Wal-Mart de México, SAB de CV, Series V	36,212,000	107,311
Coca-Cola HBC AG (CDI)	3,015,876	98,526
Philip Morris International Inc.	1,071,115	81,330

EuroPacific Growth Fund — Page 5 of 9

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Shiseido Co., Ltd.	985,500	$78,649
Budweiser Brewing Co., APAC Ltd.1	21,000,000	75,628
Glanbia PLC	5,203,028	64,650
WH Group Ltd.	6,970,000	6,243
		8,691,842
Energy 5.31%
Reliance Industries Ltd.	200,935,942	3,777,359
Cenovus Energy Inc. (CAD denominated)2	86,718,436	813,609
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	53,126,910	768,746
Canadian Natural Resources, Ltd. (CAD denominated)	23,434,108	623,506
Canadian Natural Resources, Ltd.	4,330,337	115,317
Royal Dutch Shell PLC, Class B	11,054,771	325,674
Royal Dutch Shell PLC, Class A (GBP denominated)	10,488,726	307,450
Royal Dutch Shell PLC, Class A (EUR denominated)	122,650	3,596
Oil Search Ltd.2	98,841,584	488,340
TOTAL SA	6,490,637	338,761
Suncor Energy Inc.	6,146,525	193,881
Tourmaline Oil Corp.2	16,502,553	163,300
Ultrapar Participacoes SA, ordinary nominative	30,584,000	136,102
Saipem SpA, Class S1	28,172,263	127,493
BP PLC	14,494,708	91,926
Novatek PJSC (GDR)	393,992	79,902
CNOOC Ltd.	38,696,000	59,049
		8,414,011
Communication services 5.11%
Nintendo Co., Ltd.2	10,331,826	3,824,089
Tencent Holdings Ltd.	41,134,911	1,733,002
SoftBank Group Corp.	27,200,100	1,066,621
Altice Europe NV, Class A1,2	68,629,353	359,052
Altice Europe NV, Class B1,2	14,738,174	77,107
United Internet AG	5,061,368	180,560
Cellnex Telecom, SA, non-registered shares	3,583,209	148,019
ITV PLC	92,234,482	142,779
Koninklijke KPN NV	36,377,176	113,437
América Móvil, SAB de CV, Series L (ADR)	5,858,041	87,050
América Móvil, SAB de CV, Series L	18,821,401	13,963
Nippon Telegraph and Telephone Corp.	1,644,500	78,419
Axel Springer SE1	960,481	65,953
LG Uplus Corp.	5,053,000	57,663
YY Inc., Class A (ADR)1	853,701	48,004
Yandex NV, Class A1	1,341,387	46,962
TalkTalk Telecom Group PLC	35,403,645	45,707
ProSiebenSat.1 Media SE	952,434	13,122
		8,101,509
Utilities 2.98%
Ørsted AS	17,373,818	1,614,636
China Gas Holdings Ltd.	207,466,600	802,051
ENN Energy Holdings Ltd.2	72,941,000	754,751
China Resources Gas Group Ltd.2	130,122,000	643,330
Enel SpA	78,250,000	584,312

EuroPacific Growth Fund — Page 6 of 9

unaudited

Common stocks (continued) Utilities (continued)	Shares	Value (000)
E.ON SE	18,014,480	$175,124
Guangdong Investment Ltd.	76,294,000	149,323
		4,723,527
Real estate 1.21%
China Overseas Land & Investment Ltd.	198,932,000	625,652
Ayala Land, Inc.	390,814,709	372,869
Sun Hung Kai Properties Ltd.	13,402,583	192,890
Vonovia SE	3,350,000	169,969
Vinhomes JSC	33,474,875	128,844
Longfor Group Holdings Ltd.	34,199,500	127,849
CK Asset Holdings Ltd.	18,420,500	124,798
China Resources Land Ltd.	27,882,639	116,864
Central Pattana PCL, foreign registered	23,882,900	53,099
		1,912,834
Total common stocks (cost: $102,273,546,000)		142,501,033
Preferred securities 1.37% Financials 0.45%
Itaú Unibanco Holding SA, preferred nominative (ADR)	84,467,457	710,371
Consumer discretionary 0.42%
Volkswagen AG, nonvoting preferred shares	3,886,532	661,090
Health care 0.38%
Sartorius AG, nonvoting preferred, non-registered shares	1,849,400	337,437
Grifols, SA, Class B, nonvoting preferred, non-registered shares	13,415,022	271,087
		608,524
Energy 0.07%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	8,271,482	108,687
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,440,000	80,575
Real estate 0.00%
Ayala Land, Inc., preference shares1,3,4	481,283,600	836
Total preferred securities (cost: $1,963,177,000)		2,170,083
Rights & warrants 0.08% Health care 0.08%
WuXi AppTec Co., Ltd., Class A, warrants, expire 20203,5	10,939,880	120,913
Total rights & warrants (cost: $83,560,000)		120,913

EuroPacific Growth Fund — Page 7 of 9

unaudited

Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 20196	$100,000	$99,969
Total U.S. Treasury bonds & notes		99,969
Corporate bonds & notes 0.01% Financials 0.01%
UniCredit SpA 5.861% 20325,7	5,890	6,077
Total corporate bonds & notes		6,077
Bonds & notes of governments & government agencies outside the U.S. 0.00%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 67.42% 20208	ARS115,723	857
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.006% 20228	305,565	2,373
		3,230
Total bonds, notes & other debt instruments (cost: $116,788,000)		109,276
Short-term securities 8.22% Money market investments 8.12%	Shares
Capital Group Central Cash Fund 2.07%2,9	128,659,990	12,864,712
Other short-term securities 0.10%	Principal amount (000)
Argentinian Treasury Bills (17.02%)–62.96% due 8/30/2019–7/31/202010	ARS15,288,341	164,264
Total short-term securities (cost: $13,310,682,000)		13,028,976
Total investment securities 99.65% (cost: $117,747,753,000)		157,930,281
Other assets less liabilities 0.35%		557,414
Net assets 100.00%		$158,487,695

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD71,199	GBP57,139	Citibank	10/18/2019	$888
USD82,509	INR5,925,000	HSBC Bank	10/18/2019	(929)
USD40,614	INR2,925,000	JPMorgan Chase	10/21/2019	(562)
USD62,748	INR4,462,500	Citibank	10/29/2019	(13)
USD125,826	GBP100,572	Citibank	11/6/2019	1,972
				$1,356

EuroPacific Growth Fund — Page 8 of 9

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,455,582,000, which represented 1.55% of the net assets of the fund. This amount includes $36,239,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4	Value determined using significant unobservable inputs.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $126,990,000, which represented .08% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,836,000, which represented less than .01% of the net assets of the fund.
7	Step bond; coupon rate may change at a later date.
8	Coupon rate may change periodically.
9	Rate represents the seven-day yield at 9/30/2019.
10	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-016-1119O-S73113	EuroPacific Growth Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 29, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 29, 2019